Financial instruments and financial risk management (Details)	12 Months Ended
Mar. 31, 2024 USD ($)
Financial instruments and financial risk management
Fluctuation in foreign exchange rates (as a percent)	10.00%
Impact to profit or loss from fluctuation in foreign exchange rates	$ 4,139